Other Payables (Tables)	6 Months Ended
Sep. 30, 2025
Other Payables [Abstract]
Schedule of Other Payables

The components of other payables are as follows:

	As of
	March 31, 2025	September 30, 2025	September 30, 2025
	S$	S$	US$
Other payables
Accrued expenses	1,952,121	1,689,646	1,309,803
Other payables	256,229	215,981	167,427
	2,208,350	1,905,627	1,477,230